PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT
Net book value of property, plant and equipment

		December 31,
	Useful lives, years
		2014	2013
Network, base station equipment and related leasehold improvements (including leased assets of 6,427 and nil, respectively)	5 - 17	499,101	445,857
Office equipment, computers and other	3 - 15	43,640	42,121
Buildings and related leasehold improvements (including leased assets of nil and 28, respectively)	20 - 59	24,362	25,496
Vehicles (including leased assets of 73 and 942, respectively)	3 - 7	3,271	3,139

Property, plant and equipment, at cost (including leased assets of 6,500 and 970, respectively)		570,374	516,613
Accumulated depreciation (including leased assets of 438 and 793, respectively)		(313,623)	(293,389)
Construction in progress and equipment for installation		42,728	47,436

Property, plant and equipment, net		299,479	270,660